S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 12, 2026 USD ($) $ / shares shares
NCTK Sponsor LLC [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0035
NCTK Sponsor LLC [Member] | Class B Ordinary Shares Subject to Forfeiture If the Underwriter Does Not Exercise its Overallotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	937,500
NCTK Sponsor LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
NCTK Sponsor LLC [Member] | Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 300,000
Sponsor Compensation Nature	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses
Sponsor, Officers or Directors, or Our or Their Affiliates [Member] | Selling, General and Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 30,000
Sponsor Compensation Nature	Payment to our sponsor of $30,000 per month, for up to 24 months, for office space, utilities and secretarial and administrative support
Sponsor, Officers or Directors, or Our or Their Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 2,000,000
Sponsor Compensation Nature	Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination